Business and Geographic Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Geographic Distribution of Revenue
The following table disaggregates revenue by billing region (in thousands, except percentages):

	Year Ended December 31, 2016		Year Ended December 31, 2017		Year Ended December 31, 2018
North America	$1,077,886	49%	$1,080,736	50%	$1,112,774	51%
Europe	300,003	14%	272,039	13%	257,747	12%
Latin America and Caribbean	325,933	15%	304,379	14%	284,948	13%
Africa and Middle East	286,258	13%	292,505	14%	274,853	13%
Asia-Pacific	197,967	9%	198,953	9%	230,868	11%
Total	$2,188,047	100%	$2,148,612	100%	$2,161,190	100%

Schedule of Off-Network and On-Network Revenues
The following table disaggregates revenue by type of service (in thousands, except percentages):

	Year Ended December 31, 2016		Year Ended December 31, 2017		Year Ended December 31, 2018
On-Network Revenues
Transponder services	$1,561,108	72%	$1,543,384	72%	$1,570,278	73%
Managed services	414,758	19%	412,147	19%	393,264	18%
Channel	9,134	—%	5,405	—%	4,250	—%
Total on-network revenues	1,985,000	91%	1,960,936	91%	1,967,792	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	157,212	7%	141,845	7%	150,186	7%
Satellite-related services	45,835	2%	45,831	2%	43,212	2%
Total off-network and other revenues	203,047	9%	187,676	9%	193,398	9%
Total	$2,188,047	100%	$2,148,612	100%	$2,161,190	100%